Transition to IFRS 9 and IFRS 15	6 Months Ended
Sep. 30, 2018
Disclosure of comparative information prepared under previous GAAP [abstract]
Transition to IFRS 9 and IFRS 15
Transition to IFRS 9 and IFRS 15

The Group has adopted IFRS 9 and IFRS 15 prospectively, with effect from 1 April 2018. The impact of the transition on the opening consolidated statement of financial position are set out in the following table:

Impact of transition	31 March 2018 As previously reported	Transition adjustments				1 April 2018 As restated
		IFRS 9		IFRS 15
	£m	£m		£m		£m

Non-current assets
Goodwill	5,444	—		—		5,444
Other intangible assets	899	—		—		899
Property, plant and equipment	39,853	—		—		39,853
Other non-current assets	115	—		—		115
Pension assets	1,409	—		—		1,409
Financial and other investments	899	—		—		899
Investments in joint ventures and associates	2,168	—		—		2,168
Derivative financial assets	1,319	—		—		1,319
Total non-current assets	52,106	—		—		52,106

Current assets
Inventories and current intangible assets	341	—		—		341
Trade and other receivables	2,798	—		(3)		2,795
Current tax assets	114	—		2		116
Financial and other investments	2,694	—		—		2,694
Derivative financial assets	405	—		—		405
Cash and cash equivalents	329	—		—		329
Total current assets	6,681	—		(1)		6,680

Total assets	58,787	—		(1)		58,786

Current liabilities
Borrowings	(4,447)	—		—		(4,447)
Derivative financial liabilities	(401)	—		—		(401)
Trade and other payables	(3,453)	—		27	⁷	(3,426)
Contract liabilities	—	—		(21	)⁷	(21)
Current tax liabilities	(123)	—		—		(123)
Provisions	(273)	—		—		(273)
Total current liabilities	(8,697)	—		6		(8,691)

Non-current liabilities
Borrowings	(22,178)	(32	)³	—		(22,210)
Derivative financial liabilities	(660)	—		—		(660)
Other non-current liabilities	(1,317)	—		530	⁷	(787)
Contract liabilities	—	—		(776	)⁷	(776)
Deferred tax liabilities	(3,636)	5	⁴	72	⁸	(3,559)
Pensions and other post-retirement benefit obligations	(1,672)	—		—		(1,672)
Provisions	(1,779)	—		—		(1,779)
Total non-current liabilities	(31,242)	(27)		(174)		(31,443)

Total liabilities	(39,939)	(27)		(168)		(40,134)

Net assets	18,848	(27)		(169)		18,652

Equity
Share capital	452	—		—		452
Share premium account	1,321	—		—		1,321
Retained earnings	21,599	(99	)⁵	(169	)⁹	21,331
Other equity reserves	(4,540)	72	⁶	—		(4,468)
Total shareholders’ equity	18,832	(27)		(169)		18,636
Non-controlling interests	16	—		—		16

Total equity	18,848	(27)		(169)		18,652

17. Transition to IFRS 9 and IFRS 15 (continued)

Both standards were applied using the modified retrospective approach whereby comparative amounts have not been restated but a cumulative adjustment has been made to retained earnings in the 1 April 2018 opening consolidated statement of financial position.

IFRS 9: Financial Instruments

IFRS 9 has changed the accounting for the classification and measurement of financial instruments, impairment of financial assets, and hedge accounting. A summary of the accounting changes was provided in the Annual Report and Accounts for the year ended 31 March 2018 and the details are set out below.

Adjustments arising as a result of the transition to IFRS 9:

1.
The available-for-sale category has been replaced with investments held at fair value through profit and loss and investments held at fair value through other comprehensive income. The changes to the classification and measurement of financial assets have not altered the carrying value of any financial assets held by the Group.

The Group has reclassified its investments based on their contractual cash flows and the business model they are held under. The insurance company fund investments and Group investments in money market funds were reclassified from available-for-sale to fair value through profit and loss as their contractual cash flows are not solely payments of principal and interest. Other investments were reclassified to fair value through other comprehensive income as they are held both to collect contractual cash flows and to sell them. The net impact to retained earnings of the reclassification on transition was an £8m gain.

2.
The change from the incurred loss impairment model of IAS 39 to the expected loss model in IFRS 9 has not had a material impact on the Group’s credit loss provision. The Group calculates its impairment provision on trade receivables using a sophisticated provisions matrix. The inclusion of forward looking information has not had a significant impact on the matrix as the relevant short-term future economic conditions affecting our retail customers are expected to be similar to recent experience.

3.
The Group elected to reclassify an existing liability with a carrying value of £570m from amortised cost to fair value through profit and loss to reduce a measurement mismatch. At transition, the resultant impacts include an increase in the carrying value of the liability of £32m, a reduction in retained earnings of £40m and the establishment of an own credit reserve (within Other equity reserves) of £7m.

4.	Deferred tax is recognised on the adjustments recorded on the transition to IFRS 9. Reserve impacts are stated net of related deferred tax.

5.	Retained earnings includes the impact from the changes to adjustments 1, 3 and 6.

6.
The Group has adopted the hedge accounting requirements of IFRS 9 which more closely align with the Group’s risk management policies. On transition, it was concluded that all IAS 39 hedge relationships are qualifying IFRS 9 relationships with the treatment of the cost of hedging being the main change. The effect was a reclassification in reserves of a £67m gain from retained earnings and a £10m gain from the cash flow hedge reserve, into a new cost of hedging reserve (within Other equity reserves). In this reserve, qualifying unrealised gains and losses excluded from hedging relationships are deferred and released systematically into profit or loss to match the timing of hedged items.

17. Transition to IFRS 9 and IFRS 15 (continued)

IFRS 15: Revenue from Contracts with Customers

IFRS 15 has primarily changed the accounting for our connection and diversion revenues in our regulated businesses.

The accounting for revenue under IFRS 15 does not represent a substantive change from the Group’s previous practice under IAS 18 for recognising revenue from sales to customers with the exception of the following items:

•
Certain pass-through revenues (principally revenues collected on behalf of the Scottish and Offshore transmission operators) will be recorded net of operating costs, whereas previously they were recognised gross of operating costs. Had we not adopted IFRS 15, our revenues and operating costs for the six months ended 30 September 2018 would have been £570m higher, with no impact to operating profits.

•
Contributions for capital works relating to connections for our customers are now deferred as contract liabilities on our consolidated statement of financial position and released over the life of the connection asset. This is a change for our US Regulated business and our UK Gas Transmission business, where previously revenues were recorded once the work was completed. Had we not adopted IFRS 15, our revenues and operating profit for the six months ended 30 September 2018 would have been £23m higher.

•
In the UK, contributions for capital works relating to diversions are now recognised as the works are completed. This is a change for the UK regulated businesses where revenues were previously deferred over the life of the asset. Had we not adopted IFRS 15, our revenues and operating profit for the six months ended 30 September 2018 would have been £6m lower.

Adjustments arising as a result of the transition to IFRS 15:

7.
Deferred income from contributions for capital works have now been reclassified to contract liabilities. In addition, these liabilities for capital works relating to connections have increased as these capital contributions for connections are cumulatively adjusted for on 1 April 2018 and are now deferred and released over the life of the connection assets. This is a change for our US Regulated business and our UK Gas Transmission business where previously revenues were recorded once the work was completed.

Partially offsetting the increase in contract liabilities for connections is the change in accounting treatment for contributions relating to diversions in our UK businesses. These contributions are recognised as revenue as the works are completed where previously revenue was recognised over the life of the asset.

8.
Deferred tax is recorded on the incremental amounts recorded against capital contributions and contract liabilities on the transition to IFRS 15. Deferred tax balances have been calculated at the rate substantially enacted at the balance sheet date.

9.	The transition adjustment reflects the net of the above.